Jun. 30, 2023
LAZARD FUNDS INC | Lazard US Small-Mid Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE LAZARD FUNDS, INC.	LAZARD RETIREMENT SERIES, INC.
Lazard US Small-Mid Cap Equity Portfolio	Lazard Retirement US Small-Mid Cap Equity Portfolio

Supplement to Current Summary Prospectus and Prospectus

Effective on or about September 1, 2023 (the “Effective Date”), the Portfolio name of Lazard US Small-Mid Cap Equity Portfolio will change to:

Lazard US Small Cap Equity Select Portfolio

As of the Effective Date, the following will replace the section entitled “Principal Investment Strategies” in each summary prospectus and the Portfolio’s summary section entitled “Principal Investment Strategies” in each prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $3.8 million to $12.8 billion as of June 15, 2023).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Dated: June 30, 2023